SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

15. SEGMENTED INFORMATION

The Company operates in one business segment, focusing on developing technologies as described in
Note 1. With the sale of the entire mineral interest of the SB Property, the Company no longer pursues the exploration and development of mineral properties.

The Company's revenues were generated in the US and were mostly composed of sales of engineering design services and radar components to well-known US government agencies and prime contractors. All the long-lived assets are located in the U.S. as of November 30, 2019 and 2018.